Fair value of assets and liabilities - Summary of valuation adjustment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (634)	€ (794)
Bid/Offer [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(121)	(140)
Model Risk [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(25)	(214)
CVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(238)	(223)
DVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(124)	(118)
CollVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(16)	(23)
FVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (111)	€ (76)